UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number:  __________
     This Amendment (Check only one.):     [ ] is a restatement
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          InterOcean Capital, LLC
Address:       221 N. LaSalle Street, Suite 900
               Chicago, IL  60601

Form 13F File Number:  028-14729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey S. Camp
Title:    Chief Financial Officer
Phone:    312.648.1720

Signature, Place, and Date of Signing:

/s/Jeffrey S. Camp                Chicago, IL                February 13, 2012


Report Type (Check only one):

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     58

Form 13F Information Table Value Total:     $148,684

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 BERKSHIRE HTWY CLA 100 S COM              084990175      268      200 SH       Sole                      200
ABBOTT LABORATORIES            COM              002824100      629     9600 SH       Sole                     6500              3100
APPLE INC                      COM              037833100     2104     3953 SH       Sole                     2683              1270
BANK OF AMERICA CORP           COM              060505104      173    14919 SH       Sole                    14519               400
BERKSHIRE HATHAWAY B NEW CLASS COM              084670702     8727    97293 SH       Sole                    60651             36642
BHP BILLITON LTD ADR F SPONSOR COM              088606108     2669    34040 SH       Sole                    18140             15900
BOEING CO                      COM              097023105     1762    23380 SH       Sole                    21730              1650
CATERPILLAR INC                COM              149123101     4264    47580 SH       Sole                    24980             22600
CHEVRON CORPORATION            COM              166764100     2565    23721 SH       Sole                    13521             10200
CISCO SYSTEMS INC              COM              17275r102     6759   344002 SH       Sole                   257953             86049
COCA COLA COMPANY              COM              191216100     1231    33946 SH       Sole                    33846               100
CONOCOPHILLIPS                 COM              20825C104     4029    69472 SH       Sole                    40472             29000
DISNEY WALT CO                 COM              254687106      945    18974 SH       Sole                    18674               300
DU PONT E I DE NEMOUR&CO       COM              263534109     3356    74605 SH       Sole                    40198             34407
EXELON CORPORATION             COM              30161n101     4512   151722 SH       Sole                    99008             52714
EXXON MOBIL CORPORATION        COM              30231g102     6888    79584 SH       Sole                    50216             29368
FEDEX CORPORATION              COM              31428X106     5153    56179 SH       Sole                    36518             19661
GENERAL DYNAMICS CORP          COM              369550108     2377    34322 SH       Sole                    18595             15727
GENERAL ELECTRIC COMPANY       COM              369604103      388    18500 SH       Sole                     9300              9200
GENERAL MILLS INC              COM              370334104     4106   101589 SH       Sole                    48959             52630
GOLDMAN SACHS GROUP INC        COM              38141G104     3814    29899 SH       Sole                    17524             12375
GOOGLE INC CLASS A             COM              38259p508     3291     4652 SH       Sole                     1132              3520
HERSHEY COMPANY                COM              427866108      487     6750 SH       Sole                     6750
HEWLETT-PACKARD COMPANY        COM              428236103     1323    92816 SH       Sole                    55256             37560
INTEL CORP                     COM              458140100     5203   252309 SH       Sole                   178854             73455
ISHARES MSCI BRAZIL INDX BRAZI COM              464286400      277     4960 SH       Sole                     4200               760
ISHARES MSCI EMRG MKT FD EMERG COM              464287234      877    19770 SH       Sole                    19770
ISHARES MSCI SINGAPORE SINGAPO COM              464286673      151    11009 SH       Sole                    11009
ISHARES TR S&P 100 INDEX S & P COM              464287101      934    14444 SH       Sole                    12944              1500
JOHNSON & JOHNSON              COM              478160104     5910    84307 SH       Sole                    49973             34334
JPMORGAN CHASE & CO            COM              46625H100     4180    95078 SH       Sole                    58748             36330
KRAFT FOODS GROUP              COM              50076Q106      736    16195 SH       Sole                     3097             13098
MARKET VECTORS ETF TRUST GOLD  COM              57060U100      330     7112 SH       Sole                     6832               280
MC DONALDS CORP                COM              580135101     3520    39900 SH       Sole                    16800             23100
MICROSOFT CORP                 COM              594918104     6165   230805 SH       Sole                   146975             83830
MOLSON COORS BREWING CLB       COM              60871r209     1103    25778 SH       Sole                    22530              3248
MONDELEZ INTL INC CL A         COM              609207105     1299    51020 SH       Sole                    11720             39300
NEWMONT MINING CORP            COM              651639106      276     5940 SH       Sole                     3240              2700
ORACLE CORPORATION             COM              68389X105     1270    38110 SH       Sole                    37610               500
PEPSICO INCORPORATED           COM              713448108     5549    81084 SH       Sole                    43710             37374
PHILLIPS 66                    COM              718546104     1673    31505 SH       Sole                    17455             14050
PROCTER & GAMBLE               COM              742718109     6851   100918 SH       Sole                    57148             43770
PROSHS ULTRASHORT EURO         COM              74347W882      757    39820 SH       Sole                    33850              5970
QUALCOMM INC                   COM              747525103      429     6935 SH       Sole                     6935
RYDEX ETF TRUST CANADIAN DOLLA COM              23129X105     1590    15880 SH       Sole                    13500              2380
S P D R S&P 500 ETF TR EXPIRIN COM              78462F103     6577    46187 SH       Sole                    45147              1040
SECTOR SPDR ENGY SELECT SHARES COM              81369Y506      306     4290 SH       Sole                     4290
SECTOR SPDR TECH SELECT SHARES COM              81369y803      592    20537 SH       Sole                    20537
SPDR GOLD TRUST SPDR GOLD SHAR COM              78463v107      501     3095 SH       Sole                     2923               172
SPDR S&P DIVIDEND ETF          COM              78464A763      945    16240 SH       Sole                    16240
TARGET CORPORATION             COM              87612E106     1870    31610 SH       Sole                    12710             18900
THE SOUTHERN COMPANY           COM              842587107     4853   113360 SH       Sole                    65060             48300
TIME WARNER INC NEW            COM              887317303      576    12048 SH       Sole                     9248              2800
VANGUARD FTSE EMERGING MARKETS COM              922042858     1936    43466 SH       Sole                    41656              1810
VANGUARD MSCI EAFE ETF         COM              921943858      299     8500 SH       Sole                     8500
VANGUARD TOTAL STOCK MKT       COM              922908769     7187    98074 SH       Sole                    98074
WAL-MART STORES INC            COM              931142103     1704    24974 SH       Sole                    22674              2300
WALGREEN COMPANY               COM              931422109      437    11795 SH       Sole                     9695              2100
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